Note 14 - Loss Per Share - Antidilutive Securities Excluded from the Diluted Calculations (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities (in shares)	43,595	47,664
Warrant [Member]
Antidilutive Securities (in shares)	2,750,429	1,806,589
Series B Convertible Preferred Stock [Member]
Antidilutive Securities (in shares)	16	16